EARNINGS PER SHARE (Tables)	6 Months Ended
Jun. 30, 2020
Earnings Per Share [Abstract]
SCHEDULE OF A RECONCILIATION OF BASIC AND DILUTED COMMON SHARES OUTSTANDING

The following tables provide a reconciliation of the data used in the calculation of basic and diluted ordinary shares outstanding for the period (in US$ thousands except shares and per share amounts).

Date	Transaction Detail	Change in Shares	Quarter ended June 30, 2020 Weighted Average Ordinary Shares Outstanding
March 31, 2020	Beginning Balance		87,495,221
June 1, 2020	Shares to be issued in SAPESCO transaction (Note 5) (1)	2,237,000	737,473
June 30, 2020	Ending Balance		88,232,694

(1)	Contingently issuable shares are included in basic EPS only when there is no circumstance under which those shares would not be issued, as such 2,237,000 shares expected to be issued in the third quarter of 2020 pursuant to the Sale & Purchase Agreement for SAPESCO have been included in basic earnings per share.

Date	Transaction Detail	Change in Shares	Quarter ended June 30, 2019 Weighted Average Ordinary Shares Outstanding
March 31, 2019	Beginning Balance		86,896,779
June 30, 2019	Ending Balance		86,896,779

Date	Transaction Detail	Change in Shares	Year-to-date period ended June 30, 2020 Weighted Average Ordinary Shares Outstanding
December 31, 2019	Beginning Balance		87,187,289
March 18, 2020	Restricted stock vesting	307,932	175,961
June 1, 2020	Shares to be issued in SAPESCO transaction (Note 5) (1)	2,237,000	368,736
June 30, 2020	Ending Balance		87,731,986

(1)	Contingently issuable shares are included in basic EPS only when there is no circumstance under which those shares would not be issued, as such 2,237,000 shares issued in the third quarter of 2020 pursuant to the Sale & Purchase Agreement for SAPESCO have been included in basic earnings per share.

Date	Transaction Detail	Change in Shares	Year-to-date period ended June 30, 2019 Weighted Average Ordinary Shares Outstanding
December 31, 2018	Beginning Balance		85,562,769
January 9, 2019	Other	33,796	32,302
February 19, 2019	NPS equity stock earn-out	1,300,214	1,300,214
June 30, 2019	Ending Balance		86,895,285

	Quarter ended		Year-to-date period ended
Shares for Use in Allocation of Participating Earnings:	June 30, 2020	June 30, 2019	June 30, 2020	June 30, 2019

Weighted average ordinary shares outstanding	88,232,694	86,896,779	87,731,986	86,895,285
Non-vested, participating restricted shares	1,163,757	1,600,200	1,163,757	1,600,200
Shares for use in allocation of participating earnings	89,396,451	88,496,979	88,895,743	88,495,485

SCHEDULE OF BASIC AND DILUTED EARNINGS PER COMMON SHARE

Basic earnings per share (EPS):

	Quarter ended		Year-to-date Period Ended
	June 30, 2020	June 30, 2019	June 30, 2020	June 30, 2019

Net income	$10,536	$11,356	$21,903	$24,530
Less dividends to:
Ordinary Shares	-	-	-	-
Non-vested participating shares	-	-	-	-
Total Undistributed Earnings	$10,536	$11,356	$21,903	$24,530

	Quarter ended		Year-to-date period ended
	June 30, 2020	June 30, 2019	June 30, 2020	June 30, 2019

Allocation of undistributed earnings to Ordinary Shares	$10,399	$11,151	$21,616	$24,086
Allocation of undistributed earnings to Non-vested Shares	137	205	287	444
Total Undistributed Earnings	$10,536	$11,356	$21,903	$24,530

	Quarter ended		Year-to-date period ended
Ordinary Shares:	June 30, 2020	June 30, 2019	June 30, 2020	June 30, 2019

Distributed Earnings	$-	$-	$-	$-
Undistributed Earnings	0.12	0.13	0.25	0.28
Total	$0.12	$0.13	$0.25	$0.28

Diluted earnings per share (EPS):

	Quarter ended June 30, 2020			Quarter ended June 30, 2019
Ordinary shares	Undistributed & distributed earnings to ordinary shareholders	Ordinary shares	EPS	Undistributed & distributed earnings to ordinary shareholders	Ordinary shares	EPS

As reported — basic	$10,399	88,232,694	$0.12	$11,151	86,896,779	$0.13

Add-back:
Undistributed earnings allocated to non-vested shareholders	137	-		205	-
12,618,680 Private Warrants @ $5.75 per half share (anti-dilutive)(1)	-	-		-	-
22,921,700 Public Warrants @ $5.75 per half share (anti-dilutive)(1)	-	-		-	-

Less:
Undistributed earnings reallocated to non-vested shareholders	(137)	-		(205)	-

Diluted EPS — Ordinary shares	$10,399	88,232,694	$0.12	$11,151	86,896,779	$0.13

	Year-to-date period ended June 30, 2020			Year-to-date period ended June 30, 2019
Ordinary shares	Undistributed & distributed earnings to ordinary shareholders	Ordinary shares	EPS	Undistributed & distributed earnings to ordinary shareholders	Ordinary shares	EPS

As reported — basic	$21,616	87,731,986	$0.25	$24,086	86,865,285	$0.28

Add-back:
Undistributed earnings allocated to non-vested shareholders	287	-		444	-
12,618,680 Private Warrants @ $5.75 per half share (anti-dilutive)(1)	-	-		-	-
22,921,700 Public Warrants @ $5.75 per half share (anti-dilutive)(1)	-	-		-	-

Less:
Undistributed earnings reallocated to non-vested shareholders	(287)	-		(444)	-

Diluted EPS — Ordinary shares	$21,616	87,731,986	$0.25	$24,086	86,895,285	$0.28

(1)	Non-participating warrants that could be converted into as many as 17,770,190 ordinary shares are excluded from diluted EPS at both June 30, 2020, and June 30, 2019. These warrants are anti-dilutive at current market prices. In addition to these warrants, the Company also has 1,080,905 restricted stock units that are non-participating.